Other Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Other Accrued Liabilities
Other Accrued Liabilities

Other accrued liabilities consisted of the following (amounts in thousands):

	Successor Company	Predecessor Company
	September 30, 2019	December 31, 2018
Accrued payroll and related liabilities	$6,075	$4,459
Interest payable	283	14,446
Income taxes payable	2,080	2,742
Operating lease liabilities	3,836	—
Contingent dealer liabilities	4,630	—
Accrued reorganization costs	9,715	—
Other	8,416	9,438
Total Other accrued liabilities	$35,035	$31,085

Other Accrued Liabilities

Other accrued liabilities consisted of the following (amounts in thousands):

	December 31, 2018	December 31, 2017
Accrued payroll and related liabilities	$4,459	$3,458
Interest payable	14,446	14,835
Income taxes payable	2,742	2,839
Legal settlement reserve (a)	—	23,000
Other	9,438	9,352
Total Other accrued liabilities	$31,085	$53,484

(a)        See note 16, Commitments, Contingencies and Other Liabilities, for further information.